Summary of Status of Company's Stock Option Plans and Changes (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 15, 2013	Mar. 16, 2012	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding			2,305,000			0
Number of Shares Options Assumed in the Merger						200,000
Number of Shares Options Granted	2,105,000	200,000	1,238,000		538,000	2,105,000
Number of Shares Options Exercised			0			0
Number of Shares Options Cancelled			(320,000)			0
Number of shares, Outstanding			3,223,000	2,305,000		2,305,000
Number of Shares Options Vested and Expected to Vest						2,305,000
Number of Shares Options Vested and Exercisable			300,000			200,000
Weighted Average Exercise Price Outstanding Beginning of period			$ 3.96
Weighted Average Exercise Price Options Assumed in the Merger						$ 3.05
Weighted Average Exercise Price Options Granted	$ 4.05	$ 3.05	$ 3.50			$ 4.05
Weighted Average Exercise Price Options cancelled			$ 4.05
Weighted Average Exercise Price Outstanding end of period			$ 3.78	$ 3.96		$ 3.96
Weighted Average Exercise Price Options Vested and Expected to Vest						$ 3.96
Weighted Average Exercise Price Options Vested and Exercisable			$ 3.38			$ 3.05
Intrinsic Value Beginning of period			$ 130
Total Weighted Average Intrinsic Value Options Assumed in the Merger						0
Total Weighted Average Intrinsic Value Options granted			0
Total Weighted Average Intrinsic Value Ending of period			0	130		130
Total Weighted Average Intrinsic Value Options Vested and Expected to Vest						130
Total Weighted Average Intrinsic Value Options Vested and Exercisable			$ 0			$ 130
Weighted Average Remaining Contractual Life (in years) Options Assumed in the Merger						4 years 2 months 12 days
Weighted Average Remaining Contractual Life (in years) Outstanding			8 years 10 months 24 days	9 years 10 months 24 days		9 years 3 months 18 days
Weighted Average Remaining Contractual Life (in years) Options granted			9 years
Weighted Average Remaining Contractual Life (in years) Options Vested and Expected to Vest						9 years 3 months 18 days
Weighted Average Remaining Contractual Life (in years) Options Vested and Exercisable			2 years 9 months 18 days			3 years 2 months 12 days